GEOGRAPHIC INFORMATION - Total revenues and Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 248,920	$ 220,774	$ 200,287
Long-lived assets	23,221	30,592	34,981
Americas, principally the U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	115,806	103,190	97,453
Long-lived assets	977	4,310	4,740
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	88,746	75,490	72,956
Long-lived assets	662	403	424
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	38,988	36,083	27,233
Long-lived assets	706	768	480
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	5,380	6,011	2,645
Long-lived assets	$ 20,876	$ 25,111	$ 29,337